CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 75,063	$ 65,000	$ 48,349
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	9,641	1,528	8,909
Depreciation and amortization	13,266	12,785	14,270
Stock-based compensation expense	4,049	3,970	3,803
Pension expense (income)	(1,042)	(1,137)	5,496
Net amortization of premiums/accretion of discounts on investment securities	7,899	7,379	13,088
Gains on sales of investments securities	(1,505)	(70)	(1,724)
Originations of loans held for sale	(246,845)	(145,377)	(152,324)
Net gains from sales of loans held for sale	(6,471)	(4,364)	(3,150)
Proceeds from sales of loans held for sale	242,029	144,803	158,853
Deferred income taxes	4,192	(22,405)	(25,328)
Decrease (increase) in interest receivable	(995)	(1,903)	(1,181)
Decrease (increase) in cash surrender value of life insurance	(5,379)	(4,255)	(4,187)
Decrease (increase) in prepaid expenses	(211)	(11,174)	495
Decrease (increase) in indemnification asset	(5,036)	(22,425)	(74,516)
(Decrease) increase in accrued expenses	(2,729)	(7,748)	(1,536)
(Decrease) increase in interest payable	2,296	30	(350)
Other	(6,727)	(2,833)	26,355
Net cash provided by (used in) operating activities	91,567	56,654	164,354
Investing activities
Proceeds from sales of investment securities available-for-sale	70,219	166,356	92,684
Proceeds from calls, paydowns and maturities of securities available-for-sale	120,953	101,420	186,820
Purchases of securities available-for-sale	(547,901)	(147,854)	(214,398)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	140,059	105,623	157,647
Purchases of securities held-to-maturity	(3,520)	(140,426)	(233,111)
Net decrease (increase) in interest-bearing deposits with other banks	(11,104)	3,200	(1,489)
Net decrease (increase) in loans and leases	(390,312)	(226,558)	(108,417)
Proceeds from disposal of other real estate owned	15,817	30,570	27,319
Purchases of premises and equipment	(7,467)	(10,609)	(7,295)
Net cash (paid) acquired from business acquisitions	305,591
Cash Acquired from Acquisition		34,300	0
Net cash provided by (used in) investing activities	(918,847)	(83,978)	(100,240)
Financing activities
Net (decrease) increase in total deposits	523,882	249,630	(118,333)
Net (decrease) increase in short-term borrowings	277,033	(162,248)	124,179
Payments on long-term borrowings	(46,238)	(33,220)	(14,394)
Proceeds from Issuance of Subordinated Long-term Debt	120,000	0	0
Cash dividends paid on common stock	(39,070)	(34,848)	(61,429)
Treasury stock purchase	(4,498)	(697)	(11,778)
Proceeds from exercise of stock options	744	1,056	73
Excess tax benefit on share-based compensation	146	153	686
Net cash provided by (used in) financing activities	831,999	19,826	(80,996)
Cash and Due from Banks
Net increase (decrease) in Cash and Due from Banks	4,719	(7,498)	(16,882)
Cash and Due from Banks at beginning of year	110,122	117,620	134,502
Cash and Due from Banks at end of year	114,841	110,122	117,620
Supplemental disclosures
Interest paid	20,961	18,154	17,238
Income taxes paid	31,193	61,180	36,312
Acquisition of other real estate owned through foreclosure	8,398	10,537	37,700
Issuance of restricted stock awards	7,760	4,601	4,730
Common stock issued in bank acquisitions	$ 0	$ 60,429	$ 0